SHARE-BASED COMPENSATION (Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of options
Outstanding at the beginning of the year	2,773,171	1,299,514	771,446
Granted	118,186	1,950,547	581,542
Exercised		(307,467)
Forfeited	(396,529)	(169,423)	(53,474)
Outstanding at the end of the year	2,494,828	2,773,171	1,299,514	771,446
Exercisable at the end of the year	1,280,694	1,092,544	619,057
Weighted average of exercise price
Outstanding at the beginning of the year	$ 4.01	$ 2.73	$ 3.02
Granted	2.72	4.28	2.56
Exercised		0.05
Forfeited	4.21	4.60	4.94
Outstanding at the end of the year	3.92	4.01	2.73	$ 3.02
Vested and expected to vest	0	4.01	2.73
Exercisable at the end of the year	$ 3.90	$ 3.89	$ 2.92
Average remaining contractual life
Outstanding	7 years 11 months 27 days	7 years 4 months 10 days	7 years 4 months 10 days	5 years 6 months 18 days
Vested and expected to vest	7 years 4 months 21 days	7 years 11 months 27 days	7 years 4 months 10 days
Exercisable	6 years 4 months 2 days	5 years 11 months 9 days	5 years 1 month 24 days
Aggregate intrinsic value
Outstanding	$ (5,878)	$ 1,854	$ 510	$ 510
Outstanding at the end of the year	(3,908)	(5,878)	1,854
Exercisable	$ (1,986)	$ (2,180)	$ 1,854